Income Taxes, Tax attributes and related deferred tax asset (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	$ 1,103	$ 943
Deferred tax asset on tax attributes	210	182	$ 242
Deferred tax asset on tax attributes that more likely than not will be realized	144
U.S. [Member]
Tax attributes and related deferred tax assets [Line Items]
Deferred tax asset on tax attributes	84	25	25
France [Member]
Tax attributes and related deferred tax assets [Line Items]
Deferred tax asset on tax attributes	46	26	58
United Kingdom [Member]
Tax attributes and related deferred tax assets [Line Items]
Deferred tax asset on tax attributes	45	31	30
Netherlands [Member]
Tax attributes and related deferred tax assets [Line Items]
Deferred tax asset on tax attributes	13	81	103
Spain [Member]
Tax attributes and related deferred tax assets [Line Items]
Deferred tax asset on tax attributes	6	0	6
Other [Member]
Tax attributes and related deferred tax assets [Line Items]
Deferred tax asset on tax attributes	16	$ 19	$ 20
2023 [Member]
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	12
Deferred tax asset on tax attributes	1
2024 [Member]
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	39
Deferred tax asset on tax attributes	1
2025 [Member]
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	18
Deferred tax asset on tax attributes	1
2026 [Member]
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	13
Deferred tax asset on tax attributes	1
2027 [Member]
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	5
Deferred tax asset on tax attributes	1
Thereafter [Member]
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	336
Deferred tax asset on tax attributes	28
Indefinite [Member]
Tax attributes and related deferred tax assets [Line Items]
Tax attributes	680
Deferred tax asset on tax attributes	$ 177